SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 10:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other current liabilities:

	December 31,
	2011	2012

Tax authorities	$109	$-
Director fees	36	44
Trade payables	90	78
Accrued expenses and other	67	49

	$302	$171

b.	Financial expenses, net

	Year ended December 31,
	2010	2011	2012

Financial expenses:
Revaluation of investment	$(524)	$(2,592)	$(799)
Other	(4)	(6)	-

	(528)	(2,598)	(799)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	52	51	19
Interest on convertible note	41	244	622
Gain on sale of BioCancell shares	46	-	-

	139	295	641

	$(389)	$(2,303)	$(158)